SUMMARY OF CHANGES IN WARRANTS (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period | shares	[1]	6,716,797
Number of RSUs outstanding, Ending of the period | shares		254,798	6,716,797 [1]
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period		7,916,797	8,414,819
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 5.08	$ 4.99
Warrants, Excercised			(16,538)
Weighted Average Exercise Price, Exercised			$ 4.51
Warrants, Expired		(7,661,999)	(481,484)
Weighted Average Exercise Price, Expired		$ 5.89	$ 4.61
Number of RSUs outstanding, Ending of the period		254,798	7,916,797
Weighted Average Exercise Price, Outstanding, Ending Balance		$ 6.23	$ 5.08

[1]	The number of warrants outstanding does not include the 1,200,000 warrants that are classified as a contingent liability.